SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2017
Vehicles and mobile equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	3 years
Vehicles and mobile equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	5 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives, period	5 years